Provisions and contingencies - Narrative (Details) $ / shares in Units, $ in Thousands, RM in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) case formerShareholder $ / shares	Dec. 31, 2024 USD ($)	Aug. 20, 2025	May 07, 2025 USD ($)	Apr. 08, 2024 EUR (€) decision vessel	Jan. 31, 2024 USD ($)	Jan. 31, 2024 MYR (RM)	Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Number of litigation cases involved | case	3
Other receivables	$ 30,247	$ 3,691
Other provisions	0	274						$ 598
Cash guarantees and deposits	57,534	48,548
Golden Ocean Group Limited
Disclosure of other provisions [line items]
Stock-for-stock merger, exchange ratio			0.95
RMK
Disclosure of other provisions [line items]
Claim amount related to unpaid advisory services		$ 13,000
Other receivables	1,100
Other provisions	$ 0
Frontline
Disclosure of other provisions [line items]
Other provisions | €					€ 1
Number of decisions annulled | decision					3
Frontline | 24 VLCC tankers
Disclosure of other provisions [line items]
Number of vessels sold | vessel					24
Golden Ocean Group Limited
Disclosure of other provisions [line items]
Number of former shareholders issuing legal proceedings | formerShareholder	3
Claim, price per share (in USD per share) | $ / shares	$ 14.49
Oceania - Malaysian Litigation
Disclosure of other provisions [line items]
Cash guarantees and deposits						$ 51,700	RM 210
Oceania- London Arbitration | Silk Straits
Disclosure of other provisions [line items]
Other provisions	$ 0
Indemnified claim, before interest and costs				$ 4,000